OTHER NON-CURRENT ASSETS	12 Months Ended
Mar. 31, 2026
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 8– OTHER NON-CURRENT ASSETS

The following table summarizes the components of the Group’s other assets as of the dates presented:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Long-term prepaid expenses	¥95,852	¥9,098
Long-term investments (*)	-	270,000
Investment securities	39,084	39,084
Investments in capital	30,030	26,400
Insurance funds	24,035	16,850
Others	2,601	2,176
Total	¥191,602	¥363,608

*	The Company sold condominiums in Miyanomori, Hokkaido in April 2024 to a third party, and purchased a 40.8% interest of equity method in the specified joint real estate venture that owns these condominiums for ¥270,000 thousand in August 2024. The investment, which is classified as long-term investments in the above table. The purchase was accounted for as an equity-method investment under ASC 323, Investments – Equity Method and Joint Ventures. The investment was redeemed during the year ended March 31, 2026.

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS